Calvert
Moderate Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 94.2%(1)

Security	Shares	Value
Equity Funds — 61.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	361,649	$ 11,782,533
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	593,529	16,506,040
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,255,660	48,807,502
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	355,138	17,721,364
Calvert US Large-Cap Value Responsible Index Fund, Class R6	971,099	27,355,866
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	275,131	9,811,149
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	204,928	17,584,892
Calvert Focused Value Fund, Class R6	1,971,632	20,307,808
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,656,637	17,427,824
Calvert Emerging Markets Equity Fund, Class R6	586,856	9,577,493
Calvert International Equity Fund, Class R6	858,687	20,359,463
Calvert International Opportunities Fund, Class R6	1,066,806	17,452,948
Calvert Mid-Cap Fund, Class I	94,477	3,934,980
		$238,629,862
Income Funds — 32.3%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,003,248	$14,165,860
Calvert Floating-Rate Advantage Fund, Class R6	1,526,385	13,508,507
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,662,718	38,076,864
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,200,701	18,959,078
Calvert High Yield Bond Fund, Class R6	576,502	13,449,784
Calvert Mortgage Access Fund, Class I	387,522	3,786,096
Calvert Short Duration Income Fund, Class R6	376,549	5,757,434
Calvert Ultra-Short Duration Income Fund, Class R6	1,722,145	16,808,134
		$124,511,757
Total Mutual Funds (identified cost $337,129,852)		$363,141,619

U.S. Treasury Obligations — 3.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.625%, 7/15/32(2)	$8,429	$ 7,751,603
0.75%, 2/15/45(2)(3)	5,918	4,896,547
Total U.S. Treasury Obligations (identified cost $13,636,506)		$ 12,648,150

Short-Term Investments — 2.6%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(4)	9,932,908	$ 9,932,908
Total Short-Term Investments (identified cost $9,932,908)		$ 9,932,908
Total Investments — 100.0% (identified cost $360,699,266)		$385,722,677

Other Assets, Less Liabilities — (0.0)%(5)	$ (180,574)
Net Assets — 100.0%	$385,542,103

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(5)	Amount is less than (0.05)%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	14	Long	9/29/23	$2,846,813	$(41,826)

Calvert
Moderate Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	72	Long	9/29/23	$7,710,750	$(176,038)
U.S. 10-Year Treasury Note	19	Long	9/20/23	2,133,047	(46,510)
U.S. Long Treasury Bond	55	Long	9/20/23	6,979,844	(4,857)
U.S. Ultra 10-Year Treasury Note	40	Long	9/20/23	4,737,500	(50,404)
U.S. Ultra-Long Treasury Bond	27	Long	9/20/23	3,677,906	41,278
					$(278,357)
During the fiscal year to date ended June 30, 2023, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $373,074,527, which represents 96.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$55,025,979	$ 1,456,617	$(19,702,801)	$(1,397,948)	$ 2,695,017	$ 38,076,864	$1,461,694	$ —	2,662,718
Core Bond Fund, Class I	—	19,322,890	—	—	(363,812)	18,959,078	196,340	—	1,200,701
Emerging Markets Advancement Fund, Class I	15,642,155	854,204	(190,124)	(37,844)	1,159,433	17,427,824	854,205	—	1,656,637
Emerging Markets Equity Fund, Class R6	9,305,008	452,158	(1,520,817)	(234,461)	1,575,605	9,577,493	93,931	—	586,856
Equity Fund, Class R6	15,270,900	839,188	(1,102,613)	(48,380)	2,625,797	17,584,892	46,864	469,918	204,928
Flexible Bond Fund, Class R6	15,074,282	1,358,187	(2,298,705)	(81,106)	113,202	14,165,860	578,702	248,861	1,003,248
Floating-Rate Advantage Fund, Class R6	14,925,433	902,830	(2,752,021)	(345,108)	777,373	13,508,507	905,791	—	1,526,385
Focused Value Fund, Class R6	—	19,778,532	—	—	529,276	20,307,808	20,346	—	1,971,632
High Yield Bond Fund, Class R6	14,588,072	564,419	(2,313,032)	(215,055)	825,380	13,449,784	566,249	—	576,502
International Equity Fund, Class R6	18,574,803	654,651	(4,220,126)	294,866	5,055,269	20,359,463	251,535	295,648	858,687

Calvert
Moderate Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
International Opportunities Fund, Class R6	$ 15,220,862	$ 620,440	$ (1,976,678)	$ 10,955	$ 3,577,369	$ 17,452,948	$ 139,205	$ —	1,066,806
International Responsible Index Fund, Class R6	13,404,451	527,472	(1,406,925)	(113,604)	4,094,646	16,506,040	312,536	—	593,529
Liquidity Fund, Institutional Class(1)	14,090,670	39,760,038	(43,917,800)	—	—	9,932,908	439,256	—	9,932,908
Mid-Cap Fund, Class I	3,398,641	82,334	(152,052)	(22,554)	628,611	3,934,980	8,470	—	94,477
Mortgage Access Fund, Class I	—	3,805,466	—	—	(19,370)	3,786,096	653	—	387,522
Short Duration Income Fund, Class R6	9,449,445	689,353	(4,527,370)	(327,421)	473,427	5,757,434	271,929	—	376,549
Small-Cap Fund, Class R6	10,139,265	361,843	(474,458)	(36,146)	1,792,029	11,782,533	32,431	139,198	361,649
Ultra-Short Duration Income Fund, Class R6	23,073,077	633,502	(7,068,257)	(135,150)	304,962	16,808,134	635,383	—	1,722,145
US Large-Cap Core Responsible Index Fund, Class R6	28,412,404	13,436,096	(190,065)	2,342	7,146,725	48,807,502	391,632	—	1,255,660
US Large-Cap Growth Responsible Index Fund, Class I	14,971,082	895,569	(15,956,090)	7,232,038	(7,142,599)	—	—	—	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	16,065,875	(2,853,103)	573,668	3,934,924	17,721,364	109,785	—	355,138
US Large-Cap Value Responsible Index Fund, Class I	44,015,878	—	(48,501,687)	11,534,150	(7,048,341)	—	—	—	—
US Large-Cap Value Responsible Index Fund, Class R6	—	38,331,555	(11,715,338)	118,145	621,504	27,355,866	827,460	—	971,099

Calvert
Moderate Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Mid-Cap Core Responsible Index Fund, Class I	$ 9,312,497	$ —	$ (9,836,990)	$ 538,979	$ (14,486)	$ —	$ —	$ —	—
US Mid-Cap Core Responsible Index Fund, Class R6	—	9,845,473	(1,141,100)	91,545	1,015,231	9,811,149	115,951	—	275,131
Total				$ 17,401,911	$24,357,172	$373,074,527	$8,260,348	$1,153,625

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$363,141,619	$ —	$ —	$363,141,619
U.S. Treasury Obligations	—	12,648,150	—	12,648,150
Short-Term Investments	9,932,908	—	—	9,932,908
Total Investments	$373,074,527	$12,648,150	$ —	$385,722,677
Futures Contracts	$41,278	$ —	$ —	$41,278
Total	$373,115,805	$12,648,150	$ —	$385,763,955
Liability Description
Futures Contracts	$(319,635)	$ —	$ —	$(319,635)
Total	$(319,635)	$ —	$ —	$(319,635)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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